Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
		Mar. 31, 2024	Apr. 02, 2023		Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities from continuing operations
Net loss		$ (9,588)	$ (23,514)		$ (269,555)		$ (29,477)
Loss from discontinued operations, net of income taxes			(7,805)		(173,358)		(1,454)
Net loss from continuing operations, net of tax		(9,588)	(15,709)		(96,197)		(28,023)
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities:
Stock-based compensation expense		1,341	270		3,364		433
Non-cash interest expense		1,008	1,248	[1]	4,882	[1]	4,810	[1]
Non-cash lease expense		181	248		947		468
Gain on extinguishment of convertible notes and SAFEs	[2]						(3,235)
Depreciation and amortization		357	189		930		648
Provision for credit losses		62	2,117		4,274		2,074
Change in reserve for excess and obsolete inventory		(344)	791		6,148		3,631
Issuance of forward purchase agreements	[3]				(76)
Change in fair value of forward purchase agreement liabilities		5,578			3,906	[4]		[4]
Loss on CS Solis debt extinguishment					10,338
Change in fair value of warrant liabilities		(7,246)	(209)		(29,310)		5,211
Loss on sale of equity securities					4,154
Accretion of debt in CS Solis		2,560	752		6,579
Loss on issuance of common stock in connection with forward purchase agreements	[5]				35,490
Loss on issuance of common stock bonus shares in connection with the Mergers	[6]				2,394
Issuance of restricted stock units in connection with vendor services					52
Changes in operating assets and liabilities:
Accounts receivable, net		5,280	(3,197)		(12,106)		(9,683)
Inventories		629	(570)		1,544		(4,953)
Prepaid expenses and other current assets		41	(1,857)		(4,197)		1,600
Long-term deposits							(15)
Other noncurrent assets			(848)		1,132		(1,132)
Accounts payable		(2,599)	2,132		2,292		3,252
Accrued expenses and other current liabilities		(1,613)	(581)		(3,313)		(1,154)
Operating lease liabilities		(180)	(86)		(598)		(617)
Warranty provision, noncurrent			100		255		157
Deferred revenue		(413)	(906)		(1,685)		1,311
Net cash used in operating activities from continuing operations		(4,946)	(16,116)		(58,802)		(25,217)
Net cash used in operating activities from discontinued operations			(162)		190		(6,296)
Net cash used in operating activities		(4,946)	(16,278)		(58,612)		(31,513)
Cash flows from investing activities from continuing operations
Payments for acquisition of business, net of cash acquired							4,848
Proceeds from the sale of equity securities					8,145
Purchase of property and equipment			(30)		(35)
Capitalization of internal-use software costs		(536)	(457)		(1,939)		(1,513)
Proceeds from sale of property and equipment			1
Net cash used in investing activities from continuing operations		(536)	(486)		6,171		3,335
Cash flows from financing activities from continuing operations
Proceeds from issuance of notes payable, net			14,102		14,102		5,501
Principal repayment of notes payable		(300)	(9,603)		(9,803)		(9,507)
Proceeds from issuance of convertible notes, net of issuance cost			11,000		17,750		3,400
Proceeds from issuance of convertible notes, net of issuance cost, due to related parties					3,500		8,600
Repayment of convertible notes to related parties							(500)
Proceeds from issuance of long-term debt with CS Solis, net of issuance cost							25,000
Proceeds from exercise of common stock options		26	55		57		128
Proceeds from Mergers and PIPE Financing					4,219
Proceeds from Mergers and PIPE Financing from related parties					15,600
Proceeds from common stock					5,000
Payments for issuance costs of Series D-1, D-2 and D-3 redeemable convertible preferred stock							(1,431)
Proceeds from issuance of SAFE agreements		5,000
Net cash provided by financing activities from continuing operations		4,726	15,554		50,425		31,191
Effect of exchange rate changes		(45)	1		116		27
Net decrease in cash, cash equivalents and restricted cash		(801)	(1,209)		(1,900)		3,040
Cash, cash equivalents, and restricted cash at beginning of period		6,416	8,316		8,316		5,276
Cash, cash equivalents, and restricted cash at end of period		5,615	7,107		6,416		8,316
Supplemental disclosures of cash flow information:
Cash paid during the period for interest			$ 1,608		2,147		162
Cash paid during the year for income taxes							6
Supplemental schedule of noncash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities							245
Carlyle warrant modification					10,862
Conversion of 2022 Convertible notes into common stock					30,625
Issuance of common stock warrants					3,516		3,589
Issuance of Series D redeemable convertible preferred stock upon conversion of SAFE							60,470
Issuance of Series D redeemable convertible preferred stock upon conversion of convertible debt
Conversion of 2022 Convertible Notes into common stock					21,561
Conversion of 2022 Convertible Notes issued to related parties into common stock					19,390
Conversion of preferred stock into common stock					155,630
Issuance of common stock in connection with forward purchase agreements	[5]				35,490
Issuance of common stock bonus shares in connection with the Mergers	[6]				2,394
Recapitalization of Legacy Complete Solaria Common stock into Complete Solaria Common Stock					1
Reclassification of investor deposit to PIPE funds					3,500
Reclassification of warrants between liabilities and equity					4,329
Issuance of Series D-1, D-2 and D-3 redeemable convertible preferred stock upon conversion of convertible debt, net of issuance costs of $1,431							11,558
Acquisition of business through issuance of common stock options							27,295
Acquisition of business through issuance of Series D redeemable convertible preferred stock							52,201
Acquisition of business through issuance of Series D redeemable convertible preferred stock warrants							$ 7,812

[1]	Non-cash interest expense to related parties of $0.4 million and $0.3 million during the fiscal years ended December 31, 2023 and 2022, respectively.
[2]	Gain on extinguishment of convertible notes and SAFEs includes other income from related parties of zero and $1.4 million during the fiscal years ended December 31, 2023 and 2022, respectively.
[3]	Issuance of forward purchase agreements includes other income from related parties of $0.4 million and zero during the fiscal years ended December 31, 2023 and 2022, respectively.
[4]	Change in fair value of forward purchase agreement liabilities includes other expense from related parties of ($9.1) million and zero during the fiscal years ended December 31, 2023 and 2022, respectively.
[5]	Issuance of common stock in connection with forward purchase agreements includes other expense from related parties of ($30.7) million and zero during the fiscal years ended December 31, 2023 and 2022, respectively.
[6]	Issuance of common stock bonus shares to related parties in connection with the Mergers includes other expense of $0.7 million and zero during the fiscal years ended December 31, 2023 and 2022, respectively.